OneAscent International Equity ETF (OAIM)

OneAscent Core Plus Bond ETF (OACP)

Supplement dated May 27, 2026 to the Prospectus and Statement of Additional Information of the OneAscent International Equity ETF (the “International Fund”) and the OneAscent Core Plus Bond ETF (the “Bond Fund”) (collectively, the “Funds”) each dated December 29, 2025

Effective immediately, the “Fees and Expenses of the Fund” section on page 1 of the International Fund’s prospectus is restated as follows:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement[1]	(0.06%)
Total Annual Fund Operations Expenses
After Fee Waiver and/or Expense Reimbursement[2]	0.89%

1 The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 0.89% of the Fund’s average daily net assets through December 31, 2027. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to December 31, 2027, except by the Board of Trustees.

2 Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current operating expense limit of 0.89%, which was previously set at 0.95%.

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Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 91	$ 297	$ 520	$ 1,161

In addition, the second paragraph of the “Adviser” subsection of the “Additional Information About Management of the Funds” section on page 24 of the International Fund’s prospectus is deleted and replaced with the following:

For its management services, the Adviser is paid a management fee at the annual rate of 0.74% of the average daily net assets of the International Equity Fund and 0.74% of the average daily net assets of the Emerging Markets Fund. The Adviser has contractually agreed to waive its management fee and/or to reimburse each Fund for a portion of other expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business) do not exceed 0.89% of the International Equity Fund’s average daily net assets, and 1.25% of the Emerging Markets Fund’s average daily net assets. The contractual agreement is in place through December 31, 2027 and may not be terminated prior to that date except by the Board upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment. During the fiscal year ended August 31, 2025, the Adviser received a management fee equal to 0.74% of the average daily net assets of the International Equity Fund and 0.74% of the average daily net assets of the Emerging Markets Fund. The Adviser recouped fees previously waived under the expense limitation agreement such that the amounts paid were equal to 0.77% of the average daily net assets of the Emerging Markets Fund.

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Effective immediately, the “Fees and Expenses of the Fund” section on page 1 of the Bond Fund’s prospectus is restated as follows:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and/or Expense Reimbursement[1]	(0.07%)
Total Annual Fund Operations Expenses
After Fee Waiver and/or Expense Reimbursement[2]	0.67%

1 The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 0.67% of the Fund’s average daily net assets through December 31, 2027. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to December 31, 2027, except by the Board of Trustees.

2 The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current operating expense limit of 0.67%, which was previously set at 1.00%.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 68	$ 230	$ 405	$ 912

In addition, the second paragraph of the “Adviser” subsection of the “Additional Information About Management of the Funds” section on page 22 of the Bond Fund’s prospectus is deleted and replaced with the following:

For its management services, the Adviser is paid a management fee at the annual rate of 0.50% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund for a portion of other expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) in order to limit the Fund’s total annual operating expenses to 0.67% of the Fund’s average daily net assets. The contractual agreement is in place through December 31, 2027 and may not be terminated prior to that date except by the Board upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the

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date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment. During the fiscal year ended August 31, 2025, the Adviser received a management fee equal to 0.50% of the average daily net assets of the Fund.

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You should read this supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information dated December 29, 2025, and retain it for future reference.

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